Schedule II Valuation and Qualifying Accounts (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Uncollectible Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
BALANCE AT BEGINNING OF PERIOD	$ 814	$ 1,457	$ 7,199
ADDITIONS	2,323	977	4,179
DEDUCTIONS	132	1,620	9,921
BALANCE AT END OF PERIOD	3,005	814	1,457
Allowance for Uncollectible Accounts | Cleco Power
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
BALANCE AT BEGINNING OF PERIOD	814	1,457	7,199
ADDITIONS	2,323	977	4,179
DEDUCTIONS	132	1,620	9,921
BALANCE AT END OF PERIOD	3,005	814	1,457
Unrestricted Storm Reserve
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
BALANCE AT BEGINNING OF PERIOD	3,672	4,186	2,607
ADDITIONS	4,000	0	4,000
DEDUCTIONS	6,572	514	2,421
BALANCE AT END OF PERIOD	1,100	3,672	4,186
Unrestricted Storm Reserve | Cleco Power
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
BALANCE AT BEGINNING OF PERIOD	3,672	4,186	2,607
ADDITIONS	4,000	0	4,000
DEDUCTIONS	6,572	514	2,421
BALANCE AT END OF PERIOD	1,100	3,672	4,186
Restricted Storm Reserve
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
BALANCE AT BEGINNING OF PERIOD	15,485	14,469	17,385
ADDITIONS	800	1,016	1,084
DEDUCTIONS	4,000	0	4,000
BALANCE AT END OF PERIOD	12,285	15,485	14,469
Restricted Storm Reserve | Cleco Power
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
BALANCE AT BEGINNING OF PERIOD	15,485	14,469	17,385
ADDITIONS	800	1,016	1,084
DEDUCTIONS	4,000	0	4,000
BALANCE AT END OF PERIOD	$ 12,285	$ 15,485	$ 14,469